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VIA EDGAR


June 1, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 90549


Michael A. Silver
Assistant General Counsel
INVESCO (NY), Inc.
Fifty California Street
27th Floor
San Francisco, CA 94111-4024


Re:   AIM Investment Funds, Inc.
      AIM Global Theme Funds
      Advisor Class Prospectus and Statement of Additional Information 1933 Act No. 33-19338
      1940 Act No. 811-05426


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the June 1, 1998, Prospectus and Statement of Additional Information for the AIM Global Theme Funds Advisor Class shares (the "Funds") do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 53 to the Funds' Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 29, 1998.

     Please contact the undersigned with any questions or comments relating to this filing at (415) 445-7572.

Sincerely yours,



Michael A. Silver